Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2011
Prospectus

The following information replaces similar information for Communications Equipment Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Charlie Chai (co-manager) has managed the fund since May 2003.

Ali Khan (co-manager) has managed the fund since January 2012.

The following information replaces the biographical information for Charlie Chai found in the "Fund Management" section on page 30.

Charlie Chai is co-manager of Communications Equipment Portfolio and portfolio manager of Technology Portfolio, which he has managed since May 2003 and January 2007, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section on page 30.

Ali Khan is co-manager of Communications Equipment Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

SELTEC-12-01  February 2, 2012
1.918659.101

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Sean Gavin (co-manager) has managed the fund since September 2010.

Matthew Moulis (co-manager) has managed the fund since January 2012.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John Sheehy (co-manager) has managed the fund since April 2009.

Douglas Scott (co-manager) has managed the fund since January 2012.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 19.

Sean Gavin (co-manager) has managed the fund since September 2010.

Matthew Moulis (co-manager) has managed the fund since January 2012.

The following information replaces the biographical information for Sean Gavin found in the "Fund Management" section on page 30.

Sean Gavin is co-manager of Air Transportation Portfolio and Transportation Portfolio, which he has managed since September 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

Matthew Moulis is co-manager of Air Transportation Portfolio and Transportation Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Moulis joined Fidelity Investments as a research analyst in 2007 after receiving an MBA from MIT Sloan.

The following information replaces the biographical information for John Sheehy found in the "Fund Management" section on page 30.

John Sheehy is co-manager of Defense and Aerospace Portfolio, which he has managed since April 2009. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Douglas Scott is co-manager of Defense and Aerospace Portfolio, which he has managed since January 2012. Mr. Scott joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from Harvard Business School in 2007.

SELCI-12-01  February 2, 2012
1.911519.105

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus

The following information replacess similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Vincent Montemaggiore (co-manager) has managed the fund since June 2008.

John Sheehy (co-manager) has managed the fund since January 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 27.

Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

SELFIN-12-01  February 2, 2012
1.916419.103

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2011
Prospectus

The following information replaces similar information for Construction and Housing Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Holger Boerner (co-manager) has managed the fund since January 2012.

Daniel Kelley (co-manager) has managed the fund since May 2007.

The following information replaces the biographical information found in the "Fund Management" section on page 30.

Holger Boerner is co-manager of Construction and Housing Portfolio, which he has managed since January 2012. Since joining Fidelity Investments in 2006, Mr. Boerner has worked as a research analyst and portfolio manager.

Daniel Kelley is co-manager of Construction and Housing Portfolio, which he has managed since May 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

SELCON-12-01  February 2, 2012
1.913699.102

Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

Effective December 1, 2011, Matthew Drukker replaced Gavin Baker as co-manager of Wireless Portfolio. All references to Gavin Baker in the "Management Contracts" section beginning on page 56 are no longer applicable.

The following table provides information relating to other accounts managed by Mr. Drukker as of December 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 127	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Wireless Portfolio ($127 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of December 31, 2011
Matthew Drukker	Wireless Portfolio	none
SELB-12-01  February 2, 2012
1.475630.157